Share Capital - ATM Share Issuances and Programs (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Aug. 08, 2025
Share Capital
Net proceeds			$ 1.9	$ 0.2
Gross proceeds			$ 1.9	$ 0.2
ATM offering
Share Capital
Common shares reserved for future issuance					$ 50.0
Current ATM Program
Share Capital
Shares issued (in shares)	3,139,330	6,551,590	5,361,672	11,162,960
Sale of stock per share	$ 3.59	$ 1.72	$ 4.12	$ 1.66
Proceeds from issuing shares	$ 11.3	$ 11.3	$ 22.1	$ 18.5
Net proceeds	$ 11.0	$ 11.0	$ 21.5	$ 18.0